Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Basic weighted average number of shares outstanding	453,889,000	453,430,000	453,791,000	453,262,000
Diluted weighted average number of shares outstanding	454,663,000	454,104,000	454,550,000	453,888,000
Share purchase options [member]
Earnings per share [line items]
Effect of dilutive securities	497,000	337,000	456,000	298,000
Restricted share units [member]
Earnings per share [line items]
Effect of dilutive securities	277,000	337,000	303,000	328,000